Schedule III Real Estate and Accumulated Depreciation - Reconciliation of Carrying Amount of Real Estate Investments - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
SEC Schedule III, Reconciliation of Carrying Amount of Real Estate Investments [Roll Forward]
Balance, beginning of period	$ 7,871,890	$ 7,006,695	$ 6,308,992
Additions (acquisitions and improvements)	2,187,306	1,172,855	997,534
Disposals	(78,607)	(9,295)	(16,444)
Foreign currency transaction adjustments and others	(124,778)	(298,365)	(283,387)
Balance, end of year	$ 9,855,811	$ 7,871,890	$ 7,006,695